RECENT DEVELOPMENTS AND OTHER INFORMATION - Narrative - COMPASS and MOOVE (Details 2) R$ in Thousands, $ in Thousands					12 Months Ended
	Nov. 06, 2024 BRL (R$)	Jun. 21, 2024 BRL (R$)	Jun. 21, 2024 USD ($)	Apr. 12, 2024 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Oct. 01, 2024 shares	Sep. 16, 2024 BRL (R$)	Aug. 30, 2024 BRL (R$)	Jun. 12, 2024 BRL (R$)	Jun. 12, 2024 USD ($)	Mar. 27, 2024 BRL (R$)	Dec. 31, 2022 BRL (R$)
RECENT DEVELOPMENTS AND OTHER INFORMATION
Dividends payable, non-cash assets distributions					R$ 96,722	R$ 549,054							R$ 892,006
Dividends received					R$ 1,312,706	R$ 1,161,439
Compass Dois LTDA [Member] | Compagas [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Percentage of voting equity interests acquired (as a percent)					51.00%			51.00%
Transferred consideration								R$ 962,125
Compass [member] | Compass Gas E Energia S A [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Dividends payable, non-cash assets distributions												R$ 1,500,000
Capital reduction approved in subsidiary									R$ 1,500,000
Compass [member] | Cosan Dez Participações S.A. [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Dividends received				R$ 1,320,000
Compass [member] | Compass Dois LTDA [Member] | Compagas [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Percentage of voting equity interests acquired (as a percent)								51.00%
Transferred consideration								R$ 962,125
Compass [member] | Norgas S.A. [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Percentage of share capital disposed	51.00%
Proceeds from sale of subsidiary	R$ 629,155
Moove [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Dividends received		R$ 630,000	$ 116,903
Moove [member] | Moove Lubricants Holdings [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Dividends payable, non-cash assets distributions										R$ 900,000	$ 167,003
Number of shares of common stock available for issuance through initial public offering | shares							25,000,000
Costs related to the preparation of the offering, including the expenses with the Stock Option Plan recognized in the profit or loss					R$ 155,654